Discontinued Operation of LGC (Details) - Schedule of major classes of assets and liabilities	Jan. 29, 2021 USD ($)
Carrying amounts of major classes of assets held for sale:
Cash	$ 6,297
Accounts receivable	1,241,178
Other current assets	992,333
Goodwill
Intangible assets
Property and equipment, net	2,125,388
Right of use assets	3,422,985
Other noncurrent assets	16,231
Total assets of disposal group	7,804,412
Carrying amounts of major classes of liabilities held for sale:
Short-term borrowings	154,842
Taxes payable	3,618,661
Other current liabilities	3,502,209
Lease liabilities	3,725,299
Total liabilities of disposal group	$ 11,001,011